Consolidated Statements of Stockholders' Deficit (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Non-Controlling Interest [Member]
Balance at Dec. 31, 2008	$ (50,573)	$ 0	$ 0	$ (52,563)	$ 1,990
Balance, shares at Dec. 31, 2008		155,768
Issuance of common stocks on exercise of stock options and warrants	130	0	130	0	0
Issuance of common stocks on exercise of stock options and warrants, shares		147,374
Compensation expense on stock options	865	0	865	0	0
Accretion of redeemable preferred stock	(4,970)	0	(995)	(3,975)	0
Net loss and comprehensive loss	(4,213)	0	0	(4,213)	0
Balance at Dec. 31, 2009	(58,761)	0	0	(60,751)	1,990
Balance, shares at Dec. 31, 2009		303,142
Issuance of common stocks on exercise of stock options and warrants	276	0	276	0	0
Issuance of common stocks on exercise of stock options and warrants, shares		268,382
Compensation expense on stock options	1,068	0	1,068	0	0
Accretion of redeemable preferred stock	(14,815)	0	(1,344)	(13,471)	0
Net loss and comprehensive loss	(1,511)	0	0	(1,511)	0
Balance at Dec. 31, 2010	(73,743)	0	0	(75,733)	1,990
Balance, shares at Dec. 31, 2010	571,524	571,524
Issuance of common stocks on exercise of stock options and warrants	446	0	446	0	0
Issuance of common stocks on exercise of stock options and warrants, shares		441,726
Compensation expense on stock options	1,812	0	1,812	0	0
Conversion of exchangeable stock	0	0	28	0	(28)
Conversion of exchangeable stock, shares		50,118
Accretion of redeemable preferred stock	(89,659)	0	(2,286)	(87,373)	0
Net loss and comprehensive loss	(6,153)	0	0	(6,153)	0
Balance at Dec. 31, 2011	$ (167,297)	$ 0	$ 0	$ (169,259)	$ 1,962
Balance, shares at Dec. 31, 2011	1,063,368	1,063,368